Schedule of Stock Options, Valuation Assumptions (Details) - Share-Based Payment Arrangement, Option [Member] - 2009 Plan [Member]		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield
Expected volatility		53.00%	53.00%
Risk-free interest rate		4.20%	4.18%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[1]	6 years	6 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[1]	6 years 2 months 12 days	6 years 2 months 12 days

[1]	Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.